Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 651,416	¥ 707,067	¥ 657,425
Weighted average number of common shares outstanding, basic	1,696,307,115	1,719,961,835	1,726,638,088
Basic earnings per share attributable to owners of the parent	¥ 384.02	¥ 411.09	¥ 380.75